Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes	Income Taxes
The effective income tax rate for continuing operations in the consolidated statements of income differs from statutory Canadian tax rates as a result of the following:

	For the year ended December 31
	2022	2021
	%	%
Income tax expense at statutory Canadian rates	25.2	25.9
Increase (decrease) resulting from:
Rate differential on foreign income	(1.7)	(1.8)
Research and development and other tax credits	(0.6)	(0.7)
Non-deductible expenses and non-taxable income	(0.5)	(0.1)
Other	1.6	0.4
	24.0	23.7
Current income tax expense of $121.3 (2021 - $66.7) are from ongoing operations and major components of deferred income tax recovery are as follows:

	For the year ended December 31
	2022	2021
	$	$
Origination and reversal of timing differences	(45.7)	(2.3)
Unrecognized tax losses and temporary differences	2.6	0.9
Change of tax rates	0.3	(2.4)
Recovery arising from previously unrecognized tax assets	(0.4)	(0.6)
Deferred income tax recovery	(43.2)	(4.4)

Significant components of net deferred tax assets (liabilities) are as follows:

	December 31, 2022	December 31, 2021
	$	$
Deferred tax assets (liabilities)
Lease liabilities	159.4	166.7
Differences in timing of taxability of revenue and deductibility of expenses	99.9	47.3
Loss and tax credit carryforwards	30.0	28.2
Other	1.9	1.5
Employee defined benefit plan	(14.2)	7.3
Carrying value of property and equipment in excess of tax cost	(18.3)	(15.2)
Carrying value of intangible assets in excess of tax cost	(130.9)	(147.1)
Lease assets	(110.8)	(117.9)
	17.0	(29.2)

The following is a reconciliation of net deferred tax assets (liabilities):

	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of the year	(29.2)	(21.0)
Tax effect on equity items	(14.4)	7.3
Impact of foreign exchange	(1.3)	(0.4)
Other	—	0.4
Deferred taxes acquired through business combinations	18.7	(19.9)
Tax recovery during the year recognized in net income	43.2	4.4
Balance, end of the year	17.0	(29.2)
At December 31, 2022, all loss carryforwards and deductible temporary differences available to reduce the taxable income of Canadian, US, and foreign subsidiaries were recognized in the consolidated financial statements, except as noted below.

	December 31, 2022	December 31, 2021
	$	$
Deductible temporary differences	0.1	0.2
Non-capital tax losses:
Expire (2023 to 2042)	29.7	72.0
Never expire	41.8	41.8
	71.5	113.8
Capital tax losses:
Never expire	7.8	2.5
	79.4	116.5

Deferred tax assets have not been recognized in respect of these temporary differences and losses, as well as foreign tax credits of $4.0 (2021 - $4.9), because they are restricted to certain jurisdictions and cannot be used elsewhere in the Company at this time.
In October 2022, the Organization for Economic Co-operating and Development reached an agreement for a two-pillar approach to international tax reform and released a draft legislative framework in December 2022. This could impact corporate tax rates in the next few years for jurisdictions electing to adopt the framework. The Company is monitoring the developments of the reform and its impact to the jurisdictions the Company operates in.